OTHER LONG-TERM LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Other Long Term Liabilities [Abstract]
Lease liabilities	$ 346	$ 362
Regulatory liabilities	130	3
Pension obligations	64	75
Concession payment liability	10	11
Due to related parties	0	1
Other	86	79
Other long-term liabilities, net	$ 636	$ 531